OTHER OPERATING EXPENSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING EXPENSES [abstract]
Passenger security inspection expenses	¥ 184,280	¥ 173,257	¥ 222,705
Carriage cleaning expenses	113,617	107,118	139,130
Train station housekeeping expenses	86,646	90,919	98,467
Staff accommodation expenses	91,737	82,634	86,445
Other safety maintenance expenses	115,489	75,726	89,831
Bunk cleaning expenses	77,627	68,125	97,899
Passenger transportation facility maintenance	20,471	22,434	42,572
Professional expenses	14,984	21,675	37,351
Administrative expenses and others	123,550	93,214	396,270
Total other operating expense	¥ 828,401	¥ 735,102	¥ 1,273,670